787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

Post-Effective Amendment No. 104

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 104 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add six new series to the Trust, the SA Large Cap Growth Index Portfolio, the SA Large Cap Value Index Portfolio and the SA Emerging Markets Equity Index Portfolio (each, an “Index Fund”) and the SA Global Index Allocation 60/40 Portfolio, the SA Global Index Allocation 75/25 Portfolio and the SA Global Index Allocation 90/10 Portfolio (each, an “Asset Allocation Fund”). Each Index Fund seeks investment results that correspond with the performance of a designated index by investing substantially all of its net assets in securities included in the designated index. Each Asset Allocation Fund seeks growth of capital and certain of the Asset Allocation Funds secondarily seek current income. Each Asset Allocation Fund seeks to achieve its investment objective by investing specified percentages of its assets in underlying funds that invest primarily in equity securities or fixed income securities. It is proposed that the Amendment will become effective on April 17, 2018 pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

NEW YORK        WASHINGTON        HOUSTON        PARIS         LONDON        FRANKFURT        BRUSSELS         MILAN        ROME

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Edward Gizzi, Esq., SunAmerica Asset Management, LLC

Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP